Schedule of Assets	12 Months Ended
Dec. 31, 2025
EBP 005 [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets

(a)	Identity of Issue ( b )	Description of Investment ( c )	Cost ( d )	Current Value ( e )

	Mutual Fund	American Beacon Small Cap Value Fund Class R5	N/A	$1,201,159
	Mutual Fund	American Funds EuroPacific Growth Fund	N/A	3,056,515
	Mutual Fund	Dodge & Cox International Stock Fund	N/A	9,726,580
	Mutual Fund	JP Morgan US Equity Fund R6	N/A	9,279,424
	Mutual Fund	MFS Massachusetts Inv Gr Stk	N/A	7,795,794
	Mutual Fund	Neuberger Berman Genesis Fund, Instl	N/A	1,403,718
	Mutual Fund	T. Rowe Price Retirement Balanced Fund	N/A	471,690
	Mutual Fund	T. Rowe Price Retirement 2005 Fund	N/A	578,016
	Mutual Fund	T. Rowe Price Retirement 2010 Fund	N/A	899,153
	Mutual Fund	T. Rowe Price Retirement 2015 Fund	N/A	5,178,436
	Mutual Fund	T. Rowe Price Retirement 2020 Fund	N/A	23,045,988
	Mutual Fund	T. Rowe Price Retirement 2025 Fund	N/A	45,321,232
	Mutual Fund	T. Rowe Price Retirement 2030 Fund	N/A	89,845,304
	Mutual Fund	T. Rowe Price Retirement 2035 Fund	N/A	80,549,902
	Mutual Fund	T. Rowe Price Retirement 2040 Fund	N/A	58,200,188
	Mutual Fund	T. Rowe Price Retirement 2045 Fund	N/A	56,365,262
	Mutual Fund	T. Rowe Price Retirement 2050 Fund	N/A	60,620,595
	Mutual Fund	T. Rowe Price Retirement 2055 Fund	N/A	45,442,601
	Mutual Fund	T. Rowe Price Retirement 2060 Fund	N/A	23,615,894
	Mutual Fund	T. Rowe Price Retirement 2065 Fund	N/A	9,433,087

( a )	Identity of Issue ( b )	Description of Investment ( c )	Cost ( d )	Current Value ( e )

	Mutual Fund	T. Rowe Price QM US Small Cap Growth Equity Fund	N/A	$2,525,894
	Mutual Fund	Vanguard Small-Cap Index Fund, Admiral	N/A	4,797,014
	Mutual Fund	Vanguard Treasury Money Market	N/A	4,857,681
	Mutual Fund	Vanguard Windsor II Fund	N/A	8,723,181
	Mutual Fund	PGIM Total Return Bond Z (Prudential)	N/A	11,872,857
	Mutual Fund	American Century Heritage R6	N/A	4,832,349
*	Mutual Fund	Fidelity U.S. Bond Index Fund	N/A	1,246,915
*	Mutual Fund	Fidelity 500 Index Fund	N/A	47,710,309
*	Mutual Fund	Fidelity Mid Cap Index Fund	N/A	4,853,114
*	Mutual Fund	Fidelity International Index Fund	N/A	6,825,685
*	Mutual Fund	Fidelity Value Fund – Class K	N/A	2,942,851
*	Mutual Fund	Fidelity Balanced K	N/A	6,145,127
				639,363,515

*	Common Stock	Essential Utilities, Inc. common stock	N/A	38,066,599
	Common Trust Fund	T. Rowe Price Stable Value Common Trust Fund	N/A	20,613,824

*	Participant Loans**	Interest rates 4.25% to 8.50% (maturity date through 2055)	-	12,530,695
				$710,574,633

*	A party-in-interest as defined by ERISA
**	The accompanying financial statements classify participant loans as notes receivable from participants
N/A	Cost information omitted for participant-directed investments